Income Tax (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Income Taxes [Line Items]
Summary of Income Tax Charge Recognized in Profit and Loss

The income tax charge recognized in profit and loss is the following:

	Nine months ended		Three months ended
Current income tax	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Current income tax on profits for the period	(20,990)	(19,997)	(9,006)	(4,673)
Total current income tax expense	(20,990)	(19,997)	(9,006)	(4,673)

Deferred income tax	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
(Decrease)/increase in deferred income tax assets	62	1,060	(532)	1,364
(Increase)/decrease in deferred income tax liabilities	(1,910)	(523)	150	1,023
Total deferred income tax (expense)/benefit	(1,848)	537	(382)	2,387
Income tax expense	(22,838)	(19,460)	(9,388)	(2,286)